SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
COMMON STOCK
Australia — 3.2%
Communication Services — 0.2%
Nine Entertainment Co. Holdings Ltd.	1,374,391	$842

Industrials — 0.3%
NRW Holdings Ltd.	198,100	1,021

Materials — 2.4%
Perenti Ltd.	1,120,351	1,746
Regis Resources Ltd.	1,229,287	5,132
Stanmore Resources Ltd.	452,003	729
Vault Minerals Ltd.	212,040	612
		8,219
Real Estate — 0.3%
Charter Hall Retail [1]	321,791	873

		10,955
Canada — 12.2%
Communication Services — 1.0%
Cogeco Communications Inc.	26,300	1,175
Quebecor Inc., Class B	43,890	2,095
		3,270
Consumer Discretionary — 0.8%
Linamar Corp.	35,952	2,549

Energy — 2.0%
Parex Resources Inc.	207,700	3,132
Strathcona Resources Ltd.	141,518	3,759
		6,891
Health Care — 0.6%
Extendicare Inc.	75,200	1,860

Industrials — 2.3%
Air Canada, Class A [2]	123,449	2,153
Finning International Inc.	48,417	3,420
Russel Metals Inc.	51,951	2,203
		7,776
Information Technology — 0.4%
Celestica Inc. [2]	4,090	1,492

Materials — 3.7%
Centerra Gold Inc.	321,471	5,098
Fortuna Mining Corp. [2]	305,700	2,584

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Canada — (continued)
Materials (continued)
OceanaGold Corp.	196,644	$4,929
		12,611
Real Estate — 1.4%
Boardwalk Real Estate Investment Trust [1]	16,100	735
Canadian Apartment Properties REIT [1]	65,600	1,614
Killam Apartment Real Estate Investment Trust [1]	91,000	1,190
RioCan Real Estate Investment Trust [1]	77,701	1,243
		4,782
		41,231
China — 3.6%
Communication Services — 0.5%
JOYY Inc. ADR	14,764	974
Weibo Corp. ADR	100,374	729
		1,703
Consumer Discretionary — 1.6%
TCL Electronics Holdings Ltd. [2]	3,309,000	5,438

Financials — 0.6%
FinVolution Group ADR	395,093	1,893

Health Care — 0.9%
China Resources Pharmaceutical Group Ltd.	5,865,500	3,171

		12,205
Denmark — 1.1%
Health Care — 0.4%
H Lundbeck A/S	200,134	1,300

Industrials — 0.7%
D/S Norden A/S	31,848	1,338
ISS A/S	22,275	911
		2,249
		3,549
France — 1.8%
Industrials — 1.3%
Teleperformance SE	85,651	4,500

Information Technology — 0.5%
Sopra Steria Group	9,643	1,538

		6,038

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Germany — 1.9%
Consumer Discretionary — 1.6%
TUI AG	627,982	$5,195

Real Estate — 0.3%
Aroundtown S.A. [2]	403,920	1,072

		6,267
Greece — 1.0%
Energy — 1.0%
Motor Oil Hellas Corinth Refineries SA	77,097	3,381

Hong Kong — 2.0%
Information Technology — 1.6%
VSTECS Holdings Ltd.	4,782,000	5,384

Real Estate — 0.4%
Hysan Development Co. Ltd.	702,000	1,479

		6,863
India — 4.7%
Energy — 0.4%
Chennai Petroleum Corp. Ltd.	124,564	1,521

Financials — 1.9%
LIC Housing Finance Ltd.	342,617	2,041
Power Finance Corp. Ltd.	981,527	4,400
		6,441
Health Care — 0.4%
Dr Lal PathLabs Ltd.	74,276	1,292

Materials — 1.8%
National Aluminium Co. Ltd.	1,694,049	6,078

Utilities — 0.2%
PTC India Ltd.	305,067	583

		15,915
Indonesia — 1.9%
Consumer Staples — 0.3%
Japfa Comfeed Indonesia	9,019,300	981

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Indonesia — (continued)
Energy — 1.6%
Adaro Andalan Indonesia PT	3,574,500	$1,554
Alamtri Resources Indonesia Tbk PT	22,736,100	2,874
Indo Tambangraya Megah Tbk PT	867,900	1,069
		5,497
		6,478
Israel — 1.8%
Industrials — 1.4%
El Al Israel Airlines	138,077	688
ZIM Integrated Shipping Services Ltd.	148,716	3,866
		4,554
Real Estate — 0.4%
G City Ltd.	385,109	1,442

		5,996
Italy — 2.4%
Financials — 1.9%
Unipol Assicurazioni SpA	222,697	6,211

Industrials — 0.3%
Danieli & C Officine Meccaniche SpA	18,114	955

Information Technology — 0.2%
Sesa SpA	7,405	759

		7,925
Japan — 20.3%
Communication Services — 0.2%
Daiichikosho Co. Ltd.	79,000	832

Consumer Discretionary — 3.8%
K's Holdings Corp.	104,500	1,224
Mitsubishi Motors Corp.	655,500	1,258
Tokai Rika Co. Ltd.	22,800	415
Toyoda Gosei Co. Ltd.	157,400	4,950
Toyota Boshoku Corp.	180,700	2,363
Yamada Holdings Co. Ltd.	592,500	2,397
		12,607
Consumer Staples — 0.5%
Megmilk Snow Brand Co. Ltd.	39,100	874
Valor Co. Ltd.	45,000	1,078
		1,952

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Japan — (continued)
Financials — 0.3%
Credit Saison Co. Ltd.	43,600	$1,181

Health Care — 2.8%
Alfresa Holdings Corp.	140,700	1,881
Asahi Intecc Co. Ltd.	39,700	928
Medipal Holdings Corp.	113,500	1,830
Santen Pharmaceutical Co. Ltd.	141,400	1,855
Ship Healthcare Holdings Inc.	90,700	1,208
Suzuken Co. Ltd.	62,400	1,895
		9,597
Industrials — 3.6%
Hanwa Co. Ltd.	208,600	2,174
Kanamoto Co. Ltd.	25,300	826
NS United Kaiun Kaisha Ltd.	51,300	2,029
NSK Ltd.	367,100	2,565
Persol Holdings Co. Ltd.	844,900	1,286
Taikisha Ltd.	67,600	2,064
Transcosmos Inc.	43,600	964
		11,908
Information Technology — 4.2%
Alps Electric Co. Ltd.	516,600	6,497
Brother Industries Ltd.	171,600	3,874
Kaga Electronics Co. Ltd.	35,200	910
Konica Minolta Inc.	174,500	589
Seiko Epson Corp.	130,500	2,165
		14,035
Materials — 1.6%
DIC Corp.	42,400	1,255
Kobe Steel Ltd.	132,400	1,525
Sumitomo Chemical Co. Ltd.	380,400	1,201
Zeon Corp.	101,000	1,463
		5,444
Real Estate — 0.4%
Sekisui House Reit Inc., Class REIT [1]	2,706	1,275

Utilities — 2.9%
Chugoku Electric Power Co. Inc.	255,800	1,398
Hokkaido Electric Power Co. Inc.	124,000	707
Kyushu Electric Power Co. Inc.	563,500	5,692
Tohoku Electric Power Co. Inc.	290,800	1,904
		9,701
		68,532

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Malaysia — 1.1%
Industrials — 1.1%
Sime Darby BHD	6,977,300	$3,662

Netherlands — 0.3%
Industrials — 0.3%
Koninklijke BAM Groep NV	81,265	1,139

Norway — 3.4%
Energy — 1.1%
Aker Solutions ASA	339,927	1,528
BW LPG Ltd.	123,796	2,159
		3,687
Industrials — 2.3%
Hoegh Autoliners ASA	231,652	3,391
MPC Container Ships ASA	763,759	1,956
Norwegian Air Shuttle ASA	516,399	769
Wallenius Wilhelmsen ASA, Class B	128,313	1,702
		7,818
		11,505
Portugal — 0.5%
Communication Services — 0.5%
NOS SGPS S.A.	271,213	1,563

Singapore — 0.5%
Energy — 0.4%
Hafnia Ltd.	200,454	1,310

Financials — 0.1%
Yangzijiang Financial Holding Ltd. [2]	2,796,600	465

		1,775
South Africa — 1.0%
Communication Services — 0.7%
Telkom SA Ltd.	693,353	2,377

Health Care — 0.3%
Life Healthcare Group Holdings Ltd.	1,546,058	985

		3,362
South Korea — 7.8%
Consumer Discretionary — 0.5%
Kumho Tire Co. Inc. [2]	232,267	732

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
South Korea — (continued)
Consumer Discretionary (continued)
Youngone Corp.	19,417	$910
		1,642
Consumer Staples — 0.2%
BGF retail Co. Ltd.	9,819	734

Financials — 0.7%
Korean Reinsurance Co.	165,730	1,420
Samsung Securities Co. Ltd.	16,814	1,177
		2,597
Industrials — 5.5%
CJ Logistics Corp.	30,669	1,467
DL E&C Co. Ltd.	95,504	3,951
GS Holdings Corp.	88,546	3,789
Hanwha Corp.	54,773	3,525
LX INTERNATIONAL CORP.	107,934	2,564
Samsung Engineering Co. Ltd.	99,617	3,061
		18,357
Information Technology — 0.7%
LG Innotek Co. Ltd.	3,504	2,219

Materials — 0.2%
Korea Kumho Petrochemical	11,869	868

		26,417
Sweden — 0.8%
Communication Services — 0.3%
Millicom International Cellular S.A.	10,300	935

Health Care — 0.3%
Ambea AB	61,955	955

Industrials — 0.2%
Loomis AB, Class B	18,392	901

		2,791
Taiwan — 12.3%
Industrials — 0.2%
T3EX Global Holdings Corp.	359,000	790

Information Technology — 11.7%
Arcadyan Technology Corp.	274,000	1,651
Compal Electronics Inc.	759,000	841

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
Everlight Electronics Co. Ltd.	1,318,000	$2,813
Fitipower Integrated Technology Inc.	193,000	1,000
Micro-Star International Co. Ltd.	1,040,000	4,767
Simplo Technology Co. Ltd.	451,000	5,910
Synnex Technology International Corp.	543,000	1,553
Wah Lee Industrial Corp.	490,000	1,992
Winbond Electronics Corp.	931,000	6,064
WNC Corp.	452,000	3,682
WPG Holdings Ltd.	2,106,000	7,074
WT Microelectronics Co. Ltd.	288,000	1,935
		39,282
Materials — 0.4%
Tung Ho Steel Enterprise Corp.	734,000	1,553

		41,625
Thailand — 2.9%
Energy — 2.0%
Star Petroleum Refining	3,506,400	802
Thai Oil PCL	4,094,000	5,977
		6,779
Industrials — 0.9%
Regional Container Lines PCL	3,097,100	2,960

		9,739
Turkey — 0.3%
Real Estate — 0.3%
Torunlar Gayrimenkul Yatirim Ortakligi AS [1]	501,200	1,074

United Arab Emirates — 0.3%
Real Estate — 0.3%
Dubai Residential REIT [1]	2,644,488	900

United Kingdom — 7.2%
Consumer Discretionary — 0.7%
Currys PLC	1,155,211	2,446

Financials — 1.9%
Conduit Holdings Ltd.	234,181	1,466

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Financials (continued)
Investec PLC	622,866	$4,961
		6,427
Industrials — 3.5%
Firstgroup PLC	500,479	1,247
JET2 PLC	237,119	4,064
Keller Group PLC	110,820	3,901
Zigup PLC	410,562	2,472
		11,684
Information Technology — 0.7%
Computacenter PLC	42,780	2,425

Utilities — 0.4%
Drax Group PLC	124,316	1,252

		24,234
Total Common Stock
(Cost $300,722) — 96.3%		325,121

EXCHANGE-TRADED FUND
International Equity — 1.6%
Vanguard FTSE All World ex-US Small-Cap ETF	35,545	5,485

Total Exchange-Traded Fund
(Cost $5,462) — 1.6%		5,485

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.57% *	4,275,497	$4,275

Total Short-Term Investment
(Cost $4,275) — 1.3%		4,275

Total Investments — 99.2%
(Cost $310,459)		334,881

Other Assets in Excess of Liabilities — 0.8%		2,657

Net Assets — 100.0%		$337,538

*	The rate reported is the 7-day effective yield as of June 30, 2026.
1	Real Estate Investment Trust.
2	Non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FTSE	Financial Times London Stock Exchange
REIT	Real Estate Investment Trust

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities	(000)	(000)	(000)	(000)
Common Stock
Australia	$10,955	$—	$—	$10,955
Canada	41,231	—	—	41,231
China	12,205	—	—	12,205
Denmark	3,549	—	—	3,549
France	6,038	—	—	6,038
Germany	6,267	—	—	6,267
Greece	3,381	—	—	3,381
Hong Kong	6,863	—	—	6,863
India	15,915	—	—	15,915
Indonesia	6,478	—	—	6,478
Israel	5,996	—	—	5,996
Italy	7,925	—	—	7,925
Japan	68,532	—	—	68,532

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments in Securities	(000)	(000)	(000)	(000)
Malaysia	$3,662	$—	$—	$3,662
Netherlands	1,139	—	—	1,139
Norway	11,505	—	—	11,505
Portugal	1,563	—	—	1,563
Singapore	1,775	—	—	1,775
South Africa	3,362	—	—	3,362
South Korea	26,417	—	—	26,417
Sweden	2,791	—	—	2,791
Taiwan	41,625	—	—	41,625
Thailand	1	9,738	—	9,739
Turkey	1,074	—	—	1,074
United Arab Emirates	900	—	—	900
United Kingdom	24,234	—	—	24,234
Total Common Stock	315,383	9,738	—	325,121
Exchange-Traded Fund	5,485	—	—	5,485
Short-Term Investment	4,275	—	—	4,275
Total Investments in Securities	$325,143	$9,738	$—	$334,881

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-006-2400